Land Use Rights, Net - Schedule of Amortization Expenses For Future Periods (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	¥ 34,400
2025	34,400
2026	34,400
2027	34,400
2028	34,400
Thereafter	725,267
Net carrying amount	¥ 897,267	¥ 931,667